Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect activities of company	12 Months Ended
Jun. 30, 2021
Regencell Bioscience Limited [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect activities of company [Line Items]
Principal Activities	Research and Development Day-to-day operations
Place and Date of Incorporation	Hong Kong, incorporated on May 12, 2015
Ownership	100% owned Regencell Bioscience Holdings Limited
Regencell Limited [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect activities of company [Line Items]
Principal Activities	Production and testing laboratory Research and Development
Place and Date of Incorporation	Hong Kong, incorporated on November 20, 2014
Ownership	100% owned Regencell Bioscience Holdings Limited
Regencell Bioscience Asia Limited [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect activities of company [Line Items]
Principal Activities	Research and Development
Place and Date of Incorporation	Hong Kong, incorporated on September 17, 2021
Ownership	60% owned Regencell Bioscience Limited